Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Feb. 10, 2017	Jun. 30, 2016
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Trading Symbol	PNC
Entity Registrant Name	PNC FINANCIAL SERVICES GROUP, INC.
Entity Central Index Key	0000713676
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		486,156,269
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 40,100,000,000